Cover	Dec. 22, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K of Petros Pharmaceuticals, Inc. (the “Company”) filed with the U.S. Securities and Exchange Commission on December 23, 2021 (the “Original Form 8-K”). The Original Form 8-K reported the final voting results of the Company’s 2021 Annual Meeting of Stockholders held on December 22, 2021 (the “2021 Annual Meeting”). The sole purpose of this Amendment is to disclose the Company’s decision regarding how frequently it will conduct future stockholder advisory votes to approve the compensation of the Company’s named executive officers (“Say-on-Pay Vote(s)”). No other changes have been made to the Original Form 8-K.
Document Period End Date	Dec. 22, 2021
Entity File Number	001-39752
Entity Registrant Name	Petros Pharmaceuticals, Inc.
Entity Central Index Key	0001815903
Entity Tax Identification Number	85-1410058
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1185 Avenue of the Americas
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	973
Local Phone Number	242-0005
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	PTPI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false